UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New
York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock New York Municipal Bond Trust (BQH)
Schedule of Investments May 31, 2011 (Unaudited)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 124.7%
Corporate — 14.2%
Chautauqua County Industrial
Development Agency, RB, Nrg Dunkirk
Power Project, 5.88%, 4/01/42	$ 250	$ 236,670
Essex County Industrial Development
Agency New York, RB, International
Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	100	104,305
New York City Industrial Development
Agency, RB, American Airlines Inc. ,
JFK International Airport, AMT (a):
7.63%, 8/01/25	750	767,827
7.75%, 8/01/31	1,000	1,018,210
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	1,100	1,095,424
Port Authority of New York & New Jersey,
RB, Continental Airlines Inc. and
Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	2,035	2,057,792
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	500	490,460
		5,770,688
County/City/Special District/School District — 27.4%
Amherst Development Corp., RB,
University at Buffalo Foundation
Faculty-Student Housing Corp., Series
A (AGM) :
4.38%, 10/01/30	250	235,795
4.63%, 10/01/40	140	126,004
Buffalo & Erie County Industrial Land
Development Corp., RB, Buffalo State
College Foundation Housing Corp.,
5.38%, 10/01/41	140	138,645
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	528,960
Series D, 5.38%, 6/01/12 (b)	5	5,256
Series D, 5.38%, 6/01/32	2,035	2,088,785
Sub-Series G-1, 6.25%,
12/15/31	250	282,475
Sub-Series I-1, 5.38%,
4/01/36	450	468,783
Hudson Yards Infrastructure Corp., RB,
Series A:
5.00%, 2/15/47	1,300	1,161,160

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
Hudson Yards Infrastructure Corp., RB,
Series A:
(FGIC), 5.00%, 2/15/47	$ 500	$ 446,600
(NPFGC), 4.50%, 2/15/47	850	708,135
New York City Industrial Development
Agency, PILOT, RB:
CAB, Yankee Stadium (AGC), 6.44%,
3/01/41 (c)	5,155	830,934
CAB, Yankee Stadium (AGC), 6.06%,
3/01/42 (c)	1,000	150,700
CAB, Yankee Stadium (AGC), 6.49%,
3/01/43 (c)	2,000	280,800
Queens Baseball Stadium (AGC),
6.38%, 1/01/39	100	102,190
Queens Baseball Stadium (AMBAC)
(AMBAC), 5.00%, 1/01/39	750	629,145
Yankee Stadium (FGIC), 5.00%,
3/01/46	175	154,392
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-3,
5.25%, 1/15/39	500	515,805
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC), 5.00%,
11/15/44	1,000	951,700
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project:
5.63%, 7/15/47	850	852,533
6.38%, 7/15/49	285	293,886
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.00%, 7/01/39	150	151,884
		11,104,567
Education — 18.2%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A (d)(e):
7.00%, 5/01/25	200	50,012
7.00%, 5/01/35	130	32,508
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	175	172,765

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the
Schedules of Investments, the names and
descriptions of many of the securities have been
abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance
Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee
Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2011	1

BlackRock New York Municipal Bond Trust (BQH)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
Dutchess County Industrial
Development Agency New York,
Refunding RB, Bard College Civic
Facility, Series A-2, 4.50%, 8/01/36 $	500	$ 434,715
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, Series
A, 4.75%, 3/01/26	200	198,104
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.50%,
6/01/15	250	261,652
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM),
5.75%, 11/01/40	300	312,408
Cornell University, Series A,
5.00%, 7/01/40	150	155,990
Iona College (Syncora), 5.13%,
7/01/32	2,000	2,000,220
New York University, Series 1
(BHAC), 5.50%, 7/01/31	245	274,856
Rochester Institute of
Technology, Series A, 6.00%,
7/01/33	325	349,989
The New School (AGM), 5.50%,
7/01/43	400	412,672
University of Rochester, Series
A, 5.83%, 7/01/39 (f)	175	152,847
University of Rochester, Series
A, 5.13%, 7/01/39	215	218,044
New York State Dormitory Authority,
Refunding RB:
Brooklyn Law School, 5.75%,
7/01/33	125	133,478
Skidmore College, Series A,
5.00%, 7/01/28	250	262,307
Teachers College, 5.50%,
3/01/39	350	361,102
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, 5.00%,
3/01/26	150	150,548
Tompkins County Development Corp.,
RB, Ithaca College Project (AGM),
5.50%, 7/01/33	100	104,696
Trust for Cultural Resources, RB, Series
A:
Carnegie Hall, 4.75%,
12/01/39	550	528,423
Juilliard School, 5.00%,
1/01/39	550	562,870
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	250	257,678
		7,387,884

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health — 9.6%
Dutchess County Local Development
Corp., Refunding RB, Health Quest
System Inc., Series A, 5.75%,
7/01/30	$ 350	$ 358,179
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 5.00%, 12/01/27	150	119,666
Monroe County Industrial Development
Corp., RB, Unity Hospital of Rochester
Project (FHA), 5.50%, 8/15/40	275	286,333
New York State Dormitory Authority, RB:
New York State Association for
Retarded Children, Inc., Series B
(AMBAC), 6.00%, 7/01/32	185	195,280
New York University Hospital
Center, Series A, 5.75%,
7/01/31	220	224,037
New York University Hospital
Center, Series B, 5.63%,
7/01/37	260	260,317
North Shore-Long Island
Jewish Health System, Series
A, 5.50%, 5/01/37	450	450,549
North Shore-Long Island
Jewish Health System, Series
A, 5.75%, 5/01/37	500	510,480
New York State Dormitory Authority,
Refunding RB:
Mount Sinai Hospital, Series A,
5.00%, 7/01/26	350	355,607
North Shore-Long Island
Jewish Health System, Series
E, 5.50%, 5/01/33	250	252,223
Saratoga County Industrial Development
Agency New York, RB, Saratoga
Hospital Project, Series B, 5.25%,
12/01/32	200	184,964
Suffolk County Industrial Development
Agency New York, Refunding RB,
Jeffersons Ferry Project, 5.00%,
11/01/28	260	230,844
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	500	478,040
		3,906,519
Housing — 12.8%
New York City Housing Development
Corp., RB, Series A, AMT, 5.50%,
11/01/34	2,500	2,503,400
New York Mortgage Agency, Refunding
RB, Series 101, AMT, 5.40%,
4/01/32	2,240	2,239,821

2 BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2011

BlackRock New York Municipal Bond Trust (BQH)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Housing (concluded)
New York State HFA, RB, Highland
Avenue Senior Apartments, Series A,
AMT (SONYMA), 5.00%, 2/15/39	$ 500	$ 440,150
		5,183,371
State — 17.9%
New York State Dormitory Authority,
ERB:
Series B, 5.75%, 3/15/36	300	329,136
Series C, 5.00%, 12/15/31	250	260,038
New York State Dormitory Authority,
LRB, Municipal Health Facilities, Sub-
Series 2-4, 4.75%, 1/15/30	350	348,271
New York State Dormitory Authority, RB,
Mental Health Services Facilities
Improvement, Series A (AGM), 5.00%,
2/15/22	335	365,381
New York State Urban Development
Corp., RB, Personal Income Tax, State
Facilities, Series A, 5.25%, 3/15/12
(b)	5,000	5,190,450
State of New York, GO, Series A:
4.75%, 2/15/37	500	506,570
5.00%, 2/15/39	250	258,705
		7,258,551
Tobacco — 8.2%
New York Counties Tobacco Trust III, RB,
Tobacco Settlement Pass-Thru, Turbo,
6.00%, 6/01/43	1,445	1,196,084
TSASC Inc. New York, RB, Tobacco
Settlement Asset-Backed, Series 1,
5.75%, 7/15/12 (b)	2,000	2,120,360
		3,316,444
Transportation — 11.9%
Metropolitan Transportation Authority,
RB:
Series 2008C, 6.50%,
11/15/28	700	805,511
Series A, 5.63%, 11/15/39	250	261,995
Metropolitan Transportation Authority,
Refunding RB, Series A, 5.13%,
1/01/29	250	251,257
Port Authority of New York & New Jersey,
RB:
Consolidated, 116th Series,
4.13%, 9/15/32	250	237,230
Consolidated, 126th Series AMT
(NPFGC), 5.25%, 5/15/37	2,750	2,763,365
JFK International Air Terminal,
6.00%, 12/01/42	500	496,220
		4,815,578
Utilities — 4.5%
Long Island Power Authority, RB,
General, Series C (CIFG), 5.25%,
9/01/29	500	537,235
Long Island Power Authority, Refunding
RB, Series A, 5.50%, 4/01/24	250	275,398

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Utilities (concluded)
New York State Environmental Facilities
Corp., Refunding RB, Revolving Funds,
New York City Water Project, Series D,
5.13%, 6/15/31	$ 1,000	$ 1,011,220
		1,823,853
Total Municipal Bonds in New York		50,567,455
Guam — 1.7%
State — 0.5%
Territory of Guam, GO, Series A, 7.00%,
11/15/39	225	231,514
Tobacco — 0.4%
Guam Economic Development &
Commerce Authority, Refunding RB,
Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	200	160,744
Utilities — 0.8%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35	350	318,055
Total Municipal Bonds in Guam		710,313
Multi-State — 6.8%
Housing — 6.8%
Centerline Equity Issuer Trust, 7.20%,
11/15/52 (g)(h)	2,500	2,750,050
Total Municipal Bonds in Multi-State		2,750,050
Puerto Rico — 18.6%
County/City/Special District/School District — 0.5%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.76%, 8/01/41 (c)	1,400	193,718
State — 15.1%
Commonwealth of Puerto Rico, GO,
Public Improvement, Series A, 5.13%,
7/01/31	1,725	1,609,132
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (AMBAC) (c):
4.37%, 7/01/37	2,000	298,580
4.99%, 7/01/44	2,000	175,880
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series D:
5.25%, 7/01/12 (b)	1,980	2,084,584
5.25%, 7/01/27	720	706,939
Puerto Rico Sales Tax Financing Corp.,
RB, Sub-Series A, 5.75%, 8/01/37	1,250	1,260,575
		6,135,690
Tobacco — 1.0%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.63%, 5/15/43	500	407,280
Transportation — 2.0%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series D,
5.25%, 7/01/12 (b)	750	789,615

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2011	3

BlackRock New York Municipal Bond Trust (BQH)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Total Municipal Bonds in Puerto Rico		$ 7,526,303
Total Municipal Bonds – 151.8%		61,554,121
Municipal Bonds Transferred to Tender
Option Bond Trusts (i)
New York — 1.1%
Utilities — 1.1%
New York City Municipal Water Finance
Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	$ 405	441,773
Total Long-Term Investments
(Cost – $61,607,099) – 152.9%		61,995,894
Short-Term Securities	Shares
BIF New York Municipal Money Fund,
0.00% (j)(k)	376,125	376,125
Total Short-Term Securities
(Cost – $376,125) – 0.9%		376,125
Total Investments
(Cost - $61,983,224*) – 153.8%		62,372,019
Other Assets Less Liabilities – 1.4%		578,847
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (0.7)%		(270,228)
Preferred Shares, at Redemption Value – (54.5)%		(22,126,358)
Net Assets – 100.0%	$ 40,554,280

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 61,625,375
Gross unrealized appreciation	$ 2,278,451
Gross unrealized depreciation	(1,801,705)
Net unrealized appreciation	$ 476,746

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Non-income producing security.
(f) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(j) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares
	Held at		Shares
	August 31,	Net	Held at
Affiliate	2010	Activity	May 31, 2011	Income
BIF New York
Municipal
Money Fund	563,059	(186,934)	376,125	$37

(k) Represents the current yield as of report date.

• Financial futures contracts sold as of May 31, 2011 were as follows:

Notional Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
	30-Year U.S.	Chicago
	Treasury	Board of	September
17	Bond	Trade	2011	$ 2,122,344 $ (4,681)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

4 BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2011

BlackRock New York Municipal Bond Trust (BQH)
Schedule of Investments (concluded)

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term
Investments[1]	—	$ 61,995,894	—	$ 61,995,894
Short-Term
Securities	$ 376,125	—	—	376,125
Total	$ 376,125	$61,995,894	—	$ 62,372,019
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate
contracts	$ (4,681)	—	—	$ (4,681)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: July 26, 2011